INVESTMENTS	12 Months Ended
Dec. 31, 2020
INVESTMENTS [Abstract]
INVESTMENTS
11.	INVESTMENTS

(a)	Short-term investments

Held to maturity investments

The Company’s short-term held to maturity investments comprise time deposits placed with financial institutions with maturity of more than three months, medium-term notes and sovereign bonds with maturity of less than twelve months. The carrying amount of the Company’s short-term deposits was $30,324 and $19,523 as of December 31, 2019 and 2020, respectively.

The carrying amount of the Company’s medium-term notes and sovereign bonds was nil and $8,807 as of December 31, 2019 and 2020, respectively. No allowance for credit loss had been recognized during the years ended December 31, 2018, 2019 and 2020, respectively.

Available-for-sale investments

The Company’s short-term available-for-sale investments comprise convertible loan, exchangeable loan and corporate bonds with maturity of less than twelve months. The carrying amount of the Company’s available-for-sale investments was $72,000 and $21,769 as of December 31, 2019 and 2020, respectively.

No allowance for credit loss had been recognized during the years ended December 31, 2018, 2019 and 2020, respectively. The net unrealized fair value gain of nil, nil and $910 related to the short-term available-for-sale investments had been recognized in the consolidated statements of comprehensive loss as “Other comprehensive income” during the years ended December 31, 2018, 2019 and 2020, respectively.

Quoted equity securities investments

The Company’s quoted equity securities investments comprise of marketable securities and carrying amount was nil and $76,000 as of December 31, 2019 and December 31, 2020. The unrealized fair value loss of nil, nil and $24,150 related to the marketable securities had been recognized in the consolidated statements of operations as “Investment gain (loss), net” during the year ended December 31, 2018, 2019 and 2020, respectively.

(b)  Long-term investments

Held to maturity investments

The Company’s long-term held to maturity investments comprise time deposits placed with financial institutions and sovereign bonds with maturity of more than twelve months. The carrying amount of the Company’s long-term time deposits was $216 and nil as of December 31, 2019 and 2020, respectively.

The carrying amount of the Company’s sovereign bonds was nil and $68,854 as of December 31, 2019 and 2020, respectively. No allowance for credit loss had been recognized during the years ended December 31, 2018, 2019 and 2020, respectively.

Available-for-sale investments

The Company’s long-term available-for-sale investments comprise convertible loan and corporate bonds with maturity of more than twelve months. The carrying amount of the Company’s long-term available-for-sale investments was $56,418 and $5,276 as of December 31, 2019 and 2020, respectively. The net unrealized fair value gain of $18,269, net unrealized fair value loss of $12,869 and $5,303 related to the long-term available-for-sale investments had been recognized in the consolidated statements of comprehensive loss as “Other comprehensive income” during the years ended December 31, 2018, 2019 and 2020, respectively. An impairment loss of $144, $1,087 and $51,000 had been recognized during the years ended December 31, 2018, 2019 and 2020 respectively.

The Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before recovery of their amortized cost bases.

Equity securities

The carrying amount of the Company’s equity security investments was $21,665 and $21,419 as of December 31, 2019 and 2020, respectively. An impairment loss of $710, nil and $6,845 had been recognized during the years ended December 31, 2018, 2019 and 2020, respectively.

Investment in equity investees

Set out below are movement of the investment in equity investees during the years ended December 31, 2018, 2019 and 2020.
-- $

Balance at January 1, 2018	8,740
Additions	24,872
Share of results	(3,066)
Share of other comprehensive loss	(1,097)
Distribution from investment	(578)
Impairment	(2,562)
Balance at December 31, 2018	26,309

Additions	13,787
Share of results	(3,239)
Share of other comprehensive loss	(315)
Distribution from investment	(453)
Disposal	(523)
Impairment	(68)
Balance at December 31, 2019	35,498

Additions	12,661
Retained interest in a former subsidiary	49,782
Share of results	721
Share of other comprehensive income	874
Distribution from investment	(1,210)
Impairment	(3,393)
Balance at December 31, 2020	94,933